Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 1,926,714	$ 3,291,646	$ 162,184
Accounts receivable, net of allowance for doubtful accounts	78,127	86,287	87,153
Inventory	155,153	134,930	95,200
Prepaid expenses and other	85,695	137,630	59,003
Total Current Assets	2,245,689	3,650,493	403,540
Property, plant and equipment, net of accumulated depreciation Value	347,528	350,482	437,286
Intangible assets, net of accumulated amortization value	4,701,200	4,880,121	5,601,762
Goodwill	1,148,105	1,148,105	1,148,105
Right of use lease assets	499,144	526,730	417,913
Deferred equity compensation and deposits	130,188	138,625	17,942
Total Assets	9,071,854	10,694,556	8,026,548
Current Liabilities
Accounts payable and accrued expenses	760,390	790,843	1,891,749
Contract liabilities	33,348	72,838	89,425
Lease liability, current portion	294,442	288,966	150,251
Due to related party, current portion	300,600	300,600	300,600
Government and vendor notes payable, current portion			411,427
Convertible notes payable, net of original issue discount and debt discount of $-0- and $-0- as of December 31, 2021 and 2020, respectively			1,336,350
Liability-classified equity instruments, current portion	35,625	61,250
Contingent acquisition consideration, current portion	317,757	403,466	701,961
Total Current Liabilities	1,742,162	1,917,963	4,881,763
Long-Term Liabilities
Government and vendor notes payable, long term portion	450,000	450,000	722,508
Liability-classified equity instruments, long term portion	101,250	101,250
Contingent acquisition consideration, long term portion	429,611	782,224	798,479
Lease liability, long term portion	204,762	239,225	273,790
Total Liabilities	2,927,785	3,490,662	6,676,540
Shareholders’ Equity
Common stock, value	23,803	23,789	18,797
Series B convertible preferred stock, value	2,750	2,750	2,750
Common stock issuable, value	318,040	282,347	262,273
Additional paid-in capital	39,172,788	39,100,197	22,851,098
Accumulated deficit	(33,373,312)	(32,205,189)	(21,784,910)
Total Shareholders’ Equity	6,144,069	7,203,894	1,350,008
Total Liabilities and Shareholders’ Equity	$ 9,071,854	$ 10,694,556	$ 8,026,548